INTERNALLY DEVELOPED SOFTWARE, NET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INTERNALLY DEVELOPED SOFTWARE, NET
Internally developed software capitalized			$ 731,172	$ 864,921	$ 1,102,186	$ 1,447,062
Amortization expense	$ 242,860	$ 179,168	$ 714,444	$ 599,425	$ 774,929	$ 577,605